AMERITOR


                                    INDUSTRY
                                      FUND





                                     ANNUAL
                                     REPORT


                                 June 30, 2000




                        An Ameritor NO-LOAD Mutual Fund




                         AMERITOR FINANCIAL CORPORATION




                              AMERITOR
                                   FINANCIAL
                                        CORPORATION

                               Investment Adviser

Dear Shareholder:

Ameritor Industry Fund ended the fiscal year down 3.69%.* The investments for the Funds rose substantially, but the gains achieved by the portfolio were offset by high operating costs, mainly the expenses of servicing many small shareholder accounts. Efforts to reduce costs continue, and we are working to eliminate the large number of small shareholder accounts.

This past year has seen changes in the membership of the Board of Trustees and the Management of the Ameritor Family of Funds. Max Katcher, Paul Wagner and Paul Bowers have retired from the Board after many long years of service, and I was elected President of the Funds at the April 12, 2000 meeting of the Board of Trustees.

We are pleased to announce that the Funds' investment advisor has engaged Paul Dietrich of Nye, Parnell and Emerson, a professional and experienced investment advisor, as a consultant to Ameritor Financial Corporation to assist with the selection of investments for the Funds.

Jerome Kinney, President of Ameritor Financial Corporation, has engaged North Carolina Shareholder Services and Nottingham Fund Administrators to help streamline transfer agency, fund accounting and administrative services for the Funds. These changes are part of the efforts being made to reduce operating costs for the ultimate benefit of shareholders.

We shall endeavor to keep your Fund an attractive investment and will continue working toward enhanced appreciation of your investments, lower operating costs and striving for a higher shareholder return in future years.


                                             Sincerely,

                                             /S/ Carole S. Kinney

                                             Carole S. Kinney
                                             President












--------
* The average annual return for the 5-year period ended June 30, 2000 was -1.16%. The average annual return for the 10-year period ended June 30, 2000 was -8.91%. Past performance is not indicative of future results. Your shares fluctuate so that their value, when you redeem, may be more or less than when you invested in the Fund.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




To the Board of Trustees
  and Shareholders of
Ameritor Industry Fund


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Industry Fund, as of June 30, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements for the year ended June 30, 1999 and financial highlights presented for the four year period ending June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ameritor Industry Fund as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.




TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
August 2, 2000


                                                       AMERITOR INDUSTRY FUND
                                                      Portfolio of Investments
                                                            June 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                           Shares           (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 100.00%

Applications Software - 7.05%
     Saga Systems, Inc. (a) ...................................................................             2,700           $ 33,581
     Sanchez Computer Associates, Inc. (a) ....................................................             1,500             35,625
                                                                                                                            --------
                          Total Applications Software .........................................                               69,206
                                                                                                                            --------

Business Services - 5.54%
     American Management Systems, Inc. (a) ....................................................               900             29,545
     Deltek Systems, Inc. (a) .................................................................             4,200             24,806
                                                                                                                            --------
                          Total Business Services .............................................                               54,351
                                                                                                                            --------

Computers - Integrated Systems - 13.12%
     MICROS Systems, Inc. (a) .................................................................             2,070             38,424
     RWD Technologies, Inc. (a) ...............................................................             9,000             52,313
     Systems & Computer Technology Corp. (a) ..................................................             1,900             38,000
                                                                                                                            --------
                          Total Computers - Integrated Systems ................................                              128,737
                                                                                                                            --------

Computer Serivces - 6.51%
     iGATE Capital Corp. (a) ..................................................................             2,200             30,250
     MERANT plc (a) ...........................................................................             3,300             33,619
                                                                                                                            --------
                          Total Computer Services .............................................                               63,869
                                                                                                                            --------

Electrical Products - 3.29%
     WESCO International, Inc. (a) ............................................................             3,400             32,300
                                                                                                                            --------
                          Total Electrical Products ...........................................                               32,300
                                                                                                                            --------

Electronic Components - Semi Conductors - 5.76%
     AstroPower, Inc. (a) .....................................................................             1,100             29,837
     Cree, Inc. (a) ...........................................................................               200             26,700
                                                                                                                            --------
                          Total Electronic Components - Semi Conductors .......................                               56,537
                                                                                                                            --------

Internet Services - 6.98%
     America Online, Inc. (a) .................................................................               650             34,287
     Visual Networks, Inc. (a) ................................................................             1,200             34,200
                                                                                                                            --------
                          Total Internet Services .............................................                               68,487
                                                                                                                            --------

Internet Software - 7.50%
     Proxicom, Inc. (a) .......................................................................               800             38,300
     VeriSign, Inc. (a) .......................................................................               200             35,300
                                                                                                                            --------
                          Total Internet Software .............................................                               73,600
                                                                                                                            --------

Networking Products - 3.23%
     Black Box Corp. (a) ......................................................................               400             31,669
                                                                                                                            --------
                          Total Networking Products ...........................................                               31,669
                                                                                                                            --------

Power Systems - 3.46%
     C&D Technologies, Inc. ...................................................................               600             33,900
                                                                                                                            --------
                          Total Power Systems .................................................                               33,900
                                                                                                                            --------


                                                       AMERITOR INDUSTRY FUND
                                                      Portfolio of Investments
                                                            June 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                           Shares           (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 100.00%

Semiconductor Equipment - 3.96%
     Amkor Technology, Inc. (a) ...............................................................             1,100           $ 38,844
                                                                                                                            --------
                          Total Semiconductor Equipment .......................................                               38,844
                                                                                                                            --------

Technology - Products - 3.57%
     ScanSource, Inc. (a) .....................................................................               900             34,988
                                                                                                                            --------
                          Total Technology - Products .........................................                               34,988
                                                                                                                            --------

Telecommunications - 26.90%
     Arguss Communications, Inc. (a) ..........................................................             1,800             33,975
     C-COR.net Corp. (a) ......................................................................             1,400             37,800
     Lucent Technologies, Inc. ................................................................             1,500             88,875
     WorldCom, Inc. (a) .......................................................................             2,250            103,219
                                                                                                                            --------
                          Total Telecommunications ............................................                              263,869
                                                                                                                            --------

Wireless Equipment - 3.13%
     RF Micro Devices, Inc. (a) ...............................................................               350             30,669
                                                                                                                            --------
                          Total Wireless Equipment ............................................                               30,669
                                                                                                                            --------

     Total Portfolio of Investments (Cost $863,160) ...........................................                             $981,026
                                                                                                                            ========



      (a)  Non-income producing






                                       The accompanying notes are an integral part statements


                                                       AMERITOR INDUSTRY FUND
                                                 Statement of Assets and Liabilities
                                                            June 30, 2000

Assets:
              Investments at value (Cost $863,160) (Note 1) .......................................................     $   981,026
              Cash ................................................................................................          35,447
              Receivable - securities sold ........................................................................         576,243
              Interest receivable .................................................................................             166
                                                                                                                        -----------
                          Total assets ............................................................................       1,592,882
                                                                                                                        -----------

Liabilities:
              Accounts payable and accrued expenses ...............................................................          20,463
              Investment advisory and service fee payable (Note 4) ................................................           8,467
              Payable - securities purchased ......................................................................         766,028
                                                                                                                        -----------
                          Total liabilities .......................................................................         794,958
                                                                                                                        -----------

Net Assets ........................................................................................................     $   797,924
                                                                                                                        ===========

Net assets consist of:
              Accumulated net investment loss .....................................................................     $(4,944,578)
              Unrealized appreciation of investments ..............................................................         117,866
              Accumulated net realized gains from security transactions ...........................................         115,868
              Paid-in capital .....................................................................................       5,508,768
                                                                                                                        -----------
                                                                                                                        $   797,924
                                                                                                                        ===========

Net asset value, offering price and redemption price per share
      ($797,924 divided by 957,183 shares of no par value trust shares) ...........................................     $      0.83
                                                                                                                        ===========


                                       The accompanying notes are an integral part statements



                                                       AMERITOR INDUSTRY FUND
                                                       Statement of Operations
                                                      Year ended June 30, 2000

Investment Income:
              Dividends .........................................................................        $   5,532
              Interest ..........................................................................            2,357
                                                                                                         ---------
                          Total income ..........................................................                         $   7,889
                                                                                                                          ---------


Expenses:
              Salaries and employee benefits (Note 4) ...........................................           24,534
              Investment advisory fee (Note 4) ..................................................            8,205
              Professional fees .................................................................           48,681
              Shareholder servicing fee (Note 4) ................................................           96,236
              Rent (Note 4) .....................................................................            5,041
              Custodian fees ....................................................................              342
              Computer services (Note 4) ........................................................           22,590
              Reports to shareholders ...........................................................           12,812
              Trustees' fees and expenses (Note 4) ..............................................            8,037
              Miscellaneous .....................................................................            5,650
                                                                                                         ---------
                          Total expenses ........................................................                           232,128
                                                                                                                          ---------

                          Net investment loss ...................................................                          (224,239)
                                                                                                                          ---------

Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 3):
              Net realized gain from investment transactions ....................................                           616,285
              Change in unrealized appreciation of investments ..................................                          (427,516)
                                                                                                                          ---------
              Net gain on investments ...........................................................                           188,769
                                                                                                                          ---------
              Net decrease in net assets resulting from operations ..............................                         $ (35,470)
                                                                                                                          =========


                              The accompanying notes are an integral part of the financial statements.






                                                       AMERITOR INDUSTRY FUND

                                                 Statements of Changes in Net Assets



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year         For the year
                                                                                                 ended June 30,       ended June 30,
                                                                                                      2000                 1999
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations:
              Net investment loss ......................................................            $(224,239)            $(243,325)
              Net realized gain from investment transactions ...........................              616,285                94,265
              Change in unrealized appreciation
                  of investments .......................................................             (427,516)              157,406
                                                                                                    ---------             ---------
              Net increase(decrease) in net assets resulting
                   from operations .....................................................              (35,470)                8,346

Decrease in net assets from trust share transactions (Note 2) ..........................              (48,571)             (102,681)
                                                                                                    ---------             ---------
              Decrease in net assets ...................................................              (84,041)              (94,335)

Net assets at beginning of period ......................................................              881,965               976,300
                                                                                                    ---------             ---------


Net assets at end of period, including accumulated
       net investment loss of $4,944,578 and $4,720,339 ................................            $ 797,924             $ 881,965
                                                                                                    =========             =========



                              The accompanying notes are an integral part of the financial statements.



                                                       AMERITOR INDUSTRY FUND
                                                        Financial Highlights



                                                                                    Years ended June 30,
                                                           -----------------------------------------------------------------------
                                                            2000            1999            1998            1997            1996
                                                           -------         -------         -------         -------         -------

Per Share  Operating Performance:
    Net asset value, beginning of
        period ........................................      $0.87           $0.86           $0.72           $0.72           $0.88
                                                           -------         -------         -------         -------         -------
    Net investment income (loss) ......................      (0.52)          (0.71)          (0.80)          (0.33)          (0.41)

    Net Realized and unrealized gain
    (loss) on investments .............................       0.48            0.72            0.94            0.33            0.25
                                                           -------         -------         -------         -------         -------

    Total from Investment operations ..................      (0.04)           0.01            0.14            0.00           (0.16)
                                                           -------         -------         -------         -------         -------

Net asset value, end of period ........................      $0.83           $0.87           $0.86           $0.72           $0.72
                                                           =======         =======         =======         =======         =======

Ratio/Supplemental Data:
     Total Return .....................................      (4.42)%          1.23 %         18.36 %          0.50 %        (18.48)%
     Ratio of expenses to avg. net assets .............      31.03 %         29.92 %         22.57 %         31.07 %         24.61 %
     Ratio of net investment income(loss)
         to average net assets ........................     (29.97)%        (28.98)%        (21.28)%        (28.77)%        (24.10)%
     Portfolio turnover ...............................         94 %             0 %            57 %           128 %           339 %
     Net Assets, end of period (000's) ................    $   798         $   882         $   976         $   976         $ 1,008






                              The accompanying notes are an integral part of the financial statements.





Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from July 1, 1990 to June 30, 2000.




[Line Graph Here]:

         Total Return vs S & P 500 Index
         -------------------------------

-------------------------------------------------
                    Fund             Index
-------------------------------------------------
06/30/90           $10,000          $10,000
06/30/91            $6,730          $10,735
06/30/92            $6,066          $12,175
06/30/93            $6,919          $13,833
06/30/94            $5,735          $14,025
06/30/95            $4,171          $17,680
06/30/96            $3,413          $22,262
06/30/97            $3,413          $29,991
06/30/98            $4,076          $39,027
06/30/99            $4,123          $47,913
06/30/00            $3,941          $51,383




AVERAGE ANNUAL TOTAL RETURN

1 Year     5 Year     10 Year
(4.42)%    (1.16)%    (8.91)%






*  Past performance is not predictive of future performance.
** S & P 500 Index is adjusted to reflect the reinvestment of dividends.

                             AMERITOR INDUSTRY FUND


Notes to Financial Statements

1. Organization and significant accounting policies
         Ameritor Industry Fund, (the Fund) is registered under the Investment Company act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions for shares since November 1996.
         In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation
         Investments in securities traded on a national securities exchange are valued at the last reported sales price on its exchange. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income
         Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes
         The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                             AMERITOR INDUSTRY FUND


2.Trust shares
         The Trust Indenture does not specify a limit to the number of shares, which may be issued. Transactions in trust shares were as follows:

                                      For the year ended June 30,

                                   2000                         1999
                                   ----                         ----
                            Shares       Amount          Shares       Amount
                            ------       ------          ------       ------

Shares sold...........       - 0 -      $  - 0 -          - 0 -       $  - 0 -
Shares redeemed.......       (58,493)    (48,571)        (122,411)    (102,681)
                           ---------    --------        ---------    ---------
Net decrease..........       (58,493)   $(48,571)        (122,411)   $(102,681)
                           =========    ========        =========    =========


Shares outstanding:
Beginning of period...     1,015,676                    1,138,087
                           ---------                    ---------
End of period.........       957,183                    1,015,676
                           =========                    =========

3. Purchase and sales of securities
         During the year ended June 30, 2000 purchases and proceeds from sales of investment securities were $766,028 and $852,783, respectively. Net unrealized appreciation of investments aggregated $117,866 which related to gross unrealized appreciation and gross unrealized depreciation of $150,018 and $32,152, respectively.

4. Investment advisory and transactions with affiliates
         The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account.
         AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the fund , for rent and for computer programming services.
         Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


5. Federal income taxes
         In the fiscal year ended June 30, 2000, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal

                             AMERITOR INDUSTRY FUND


year ended June 30, 2000, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totaling approximately $1,374,000 at June 30, 2000, which arise principally from net operating loss carryforwards available for income tax purposes.

         For income tax purposes, the fund has net operating loss carryforwards approximating $4,040,000 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (2001) $100,000; (2002) $371,000; (2003) $235,000; (2004) $384,000; (2005) $365,000
(2006) $360,000;  (2007)  $335,000;  (2008)  $322,000;  (2009) $313,000;  (2010)
$134,000;   (2011)  $295,000;  (2012)  $316,000;  (2013)  $263,000;  and  (2014)
$247,000.